SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,041,602,800	$ 585,977,324	¥ 4,456,405,874	¥ 5,279,902,398
Short-term deposits	2,511,150,000	364,082,526	2,076,355,000
Prepayments	26,064,222	3,778,957	80,716,962
Other current assets	337,003,841	48,860,964	376,366,810
Total current assets	7,077,183,579	1,026,095,166	7,229,094,839
TOTAL ASSETS	8,145,366,409	1,180,967,120	8,156,902,381
Current liabilities:
Accrued expenses and other current liabilities	302,801,557	43,902,099	458,327,992
Amounts due to subsidiaries and VIEs	266,787,562	38,680,561	293,507,806	¥ 223,524,929
Deferred revenue	288,152,276	41,778,153	235,134,242
Total current liabilities	1,558,664,148	225,985,059	1,848,991,192
TOTAL LIABILITIES	1,584,806,262	229,775,309	1,898,314,269
Shareholders' equity (deficit)
Ordinary shares	23,336	3,383	23,043
Treasury shares	(911,217,013)	(132,114,048)	(802,249,761)
Accumulated deficit	(3,520,524,817)	(510,428,116)	(3,445,102,409)
Accumulated other comprehensive income	321,990,770	46,684,273	(112,621,676)
Total DouYu International Holdings Limited Shareholders' equity	6,560,559,182	951,191,671	6,258,587,124
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,145,366,409	1,180,967,120	8,156,902,381
Parent Company
Current assets:
Cash and cash equivalents	3,574,342,723	518,230,981	4,206,259,255
Short-term deposits	1,741,150,000	252,443,020	956,355,000
Prepayments	253,238	36,716	11,476,260
Other current assets	65,929,085	9,558,819	14,643,964
Total current assets	5,381,675,046	780,269,536	5,188,734,479
Investments in subsidiaries and VIEs	1,222,310,375	177,218,348	1,158,038,640
TOTAL ASSETS	6,603,985,421	957,487,884	6,346,773,119
Current liabilities:
Accrued expenses and other current liabilities	23,376,040	3,389,207	57,801,248
Amounts due to subsidiaries and VIEs	338,595	49,092	309,967
Deferred revenue	13,141,069	1,905,276	12,029,913
Total current liabilities	36,855,704	5,343,575	70,141,128
Non-current liabilities	6,570,535	952,638	18,044,867
TOTAL LIABILITIES	43,426,239	6,296,213	88,185,995
Shareholders' equity (deficit)
Ordinary shares	23,336	3,383	23,043
Treasury shares	(911,217,013)	(132,114,048)	(802,249,761)
Additional paid-in capital	10,670,286,906	1,547,046,179	10,618,537,927
Accumulated deficit	(3,520,524,817)	(510,428,116)	(3,445,102,409)
Accumulated other comprehensive income	321,990,770	46,684,273	(112,621,676)
Total DouYu International Holdings Limited Shareholders' equity	6,560,559,182	951,191,671	6,258,587,124
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 6,603,985,421	$ 957,487,884	¥ 6,346,773,119